Other Operating Expenses	12 Months Ended
Dec. 31, 2018
Disclosure of other operating expenses [Abstract]
Other Operating Expenses

	US Dollars
Figures in millions	2018	2017	2016
Care and maintenance costs (note 34)	74	62	70
Pension and medical defined benefit provisions	10	9	25
Governmental fiscal claims, care and maintenance of old tailings operations and other	13	17	15
	97	88	110